Provision for Legal and Administrative Claims (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Legal and Administrative Claims [Abstract]
Schedule of Provision for Legal and Administrative Claims
	December 31, 2025
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	8,256	9,228	-	17,484
Constitution	43,899	19,175	211,790	274,864
Reversal	(12,976)	(5,581)	-	(18,557)
Reversal due to payment	(18,940)	(128)	-	(19,068)
Closing balance	20,239	22,694	211,790	254,723

	December 31, 2024
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	6,652	4,411	-	11,063
Constitution	14,738	8,785	-	23,523
Reversal	(3,334)	(3,861)	-	(7,195)
Reversal due to payment	(9,800)	(107)	-	(9,907)
Closing balance	8,256	9,228	-	17,484